Non-Controlling Interests - Additional Information (Detail) - GBP (£) £ in Millions	Feb. 14, 2026	May 24, 2019
300m Fixed/Floating Rate Non-Cumulative Callable Preference Shares [member]
Disclosure of noncontrolling interests [line items]
Fixed non-cumulative annual dividend payable percentage		6.22%
Fixed non-cumulative quarterly dividend payable percentage		1.13%
300m Step-up Callable Perpetual Reserve Capital Instruments [member]
Disclosure of noncontrolling interests [line items]
Notional amount	£ 300
Reserve Capital Instruments annual bear interest rate	7.037%
Reserve Capital Instruments bear interest rate	3.75%
Reserve Capital Instruments bear interest rate reset period	5 years
Reserve Capital Instruments benchmark gilt rate period	5 years